Balance Sheets (Sound Concepts Inc.) (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	12,055,491	7,941,234
Common stock, shares outstanding	12,055,491	7,941,234
Sound Concepts, Inc. [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	129,000	129,000
Common stock, shares issued	122,000	122,000
Common stock, shares outstanding	122,000	122,000